Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares
The elements used in the computation of Basic and Diluted loss per share were as follows:

(In millions – except per share amounts)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Net loss attributable to Boeing Shareholders	($1,782)	($563)	($1,439)	($149)
Less: earnings available to participating securities

Net loss available to common shareholders	($1,782)	($563)	($1,439)	($149)

Basic
Basic weighted average shares outstanding	614.8	603.9	616.6	605.5
Less: participating securities (1)	0.3	0.3	0.3	0.3

Basic weighted average common shares outstanding	614.5	603.6	616.3	605.2

Diluted
Diluted weighted average shares outstanding	614.8	603.9	616.6	605.5
Less: participating securities (1)	0.3	0.3	0.3	0.3

Diluted weighted average common shares outstanding	614.5	603.6	616.3	605.2

Net loss per share:
Basic	($2.90)	($0.93)	($2.33)	($0.25)
Diluted	(2.90)	(0.93)	(2.33)	(0.25)

(1)	Participating securities include certain instruments in our deferred compensation plan.

The elements used in the computation of basic and diluted earnings per share were as follows:

(In millions – except per share amounts)
Years ended December 31,	2023	2022	2021
Net loss attributable to Boeing Shareholders	($2,222)	($4,935)	($4,202)
Less: earnings available to participating securities

Net loss available to common shareholders	($2,222)	($4,935)	($4,202)

Basic
Basic weighted average shares outstanding	606.1	595.2	588.0
Less: participating securities(1)	0.3	0.3	0.4
Basic weighted average common shares outstanding	605.8	594.9	587.6

Diluted
Diluted weighted average shares outstanding	606.1	595.2	588.0
Less: participating securities(1)	0.3	0.3	0.4

Diluted weighted average common shares outstanding	605.8	594.9	587.6

Net loss per share:
Basic	($3.67)	($8.30)	($7.15)
Diluted	(3.67)	(8.30)	(7.15)

(1)	Participating securities include certain instruments in our deferred compensation plan.

Schedule of Weighted Average Number of Shares Outstanding Excluded from the Computation of Diluted Earnings Per Share
The following table represents potential common shares that were not included in the computation of Diluted loss per share because the effect was antidilutive based on their strike price or the performance condition was not met.

(Shares in millions)	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Performance restricted stock units	0.6		0.7
Restricted stock units	1.0		2.0
Stock options	0.8	0.8	0.8	0.8

The following table represents potential common shares that were not included in the computation of Diluted loss per share because the effect was antidilutive based on their strike price or the performance condition was not met.

(Shares in millions)
Years ended December 31,	2023	2022	2021
Performance awards			2.9
Performance-based restricted stock units		0.4	0.8
Restricted stock units		1.0	0.4
Stock options	0.8	0.8	0.3